Annual Total Returns - iShares S&P 500 Index Fund (Institutional Shares and Investor A Shares) [BarChart] - Investor A, Institutional - iShares S&P 500 Index Fund - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.64%
Annual Return 2012	15.46%
Annual Return 2013	31.78%
Annual Return 2014	13.25%
Annual Return 2015	1.03%
Annual Return 2016	11.56%
Annual Return 2017	21.38%
Annual Return 2018	(4.68%)
Annual Return 2019	31.02%
Annual Return 2020	18.04%